GAIN/(LOSS) ON DISSOLUTION OF SUBSIDIARIES AND BRANCHES	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Youlife International Holdings Inc [Member]
Restructuring Cost and Reserve [Line Items]
GAIN/(LOSS) ON DISSOLUTION OF SUBSIDIARIES AND BRANCHES

23. GAIN/(LOSS) ON DISSOLUTION OF SUBSIDIARIES AND BRANCHES

The total gains on dissolution of subsidiaries and branches for the year ended December 31, 2022 and 2023 were RMB 16,010 and RMB 29,312. The Group recorded loss of RMB8,820 on dissolution of subsidiaries and branches for the year ended December 31, 2024. The dissolution of subsidiaries and branches does not represent a strategic shift, but rather an ordinary course of business. Subsidiaries and branches are set up to provide employee management services to cater to customers’ evolving needs and localization preferences and are dissolved when contracts end.

24. GAIN ON DISSOLUTION OF SUBSIDIARIES AND BRANCHES

The total gains on dissolution of subsidiaries and branches for the year ended December 31, 2022 and 2023 were RMB 16,010 and RMB 29,312. The dissolution of subsidiaries and branches does not represent a strategic shift, but rather an ordinary course of business. Subsidiaries and branches are set up to provide employee management services to cater to customers’ evolving needs and localization preferences and are dissolved when contracts end.